BORROWINGS (Long-term) (Details)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
BORROWINGS [Abstract]
Long-term bank borrowings		¥ 2,587,103,200	¥ 997,000,000
Long-term borrowings with embedded warrants		905,557,426
Financings associated with failed sale-lease back transactions		1,418,206,142
Less: Current portion		(282,962,717)	¥ (40,500,000)
Total long-term borrowings	$ 714,425,276	¥ 4,627,904,051	¥ 956,500,000